Fair Value Measurements - Tranche right liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Tranche Right Liability [Roll Forward]
Beginning balance	$ 15,821
Ending balance	$ 1,130
Gelesis
Tranche Right Liability [Roll Forward]
Change in fair value of tranche rights liability		$ 256
Gelesis | Series 3 Growth Tranche Rights
Tranche Right Liability [Roll Forward]
Settlement of Series 3 Growth tranche right liability		(54)
Gelesis | Tranche right liability
Tranche Right Liability [Roll Forward]
Beginning balance		310
Change in fair value of tranche right liability immediately prior to tranche settlement		(256)
Change in fair value of tranche rights liability		$ 300